STOCKHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2015
STOCKHOLDERS' EQUITY [Abstract]
Schedule of Common Stock
December 31, 2015 and 2014	Registered	Issued and fully paid
Ordinary shares of NIS 0.33⅓ each	60,000,000	23,475,431